Property, Plant and Equipment and Land Mining Rights	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
(7)	Property, Plant and Equipment and Land and Mining Rights

A summary of property, plant and equipment and land and mining rights is as follows:

	September 30, 2011	December 31, 2010

Leasehold improvement	$3,302,210	$3,200,385
Production equipment	6,655,975	6,426,255
Furniture and fixtures	436,900	320,513
Automobiles	311,556	238,057
Land use rights	2,263,438	2,193,644
Mining rights	8,922,240	8,647,120

	21,892,319	21,025,974
Less: Accumulated depreciation	7,031,739	5,862,075

	$14,860,580	$15,163,899

Depreciation and amortization expense was $339,726 and $311,221 for the three months ended September 30, 2011 and 2010, respectively, and $968,021 and $875,678 for the nine months ended September 30, 2011 and 2010, respectively.  A breakdown of depreciation and amortization expenses is summarized as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Depreciation of plant, equipment and improvements	$176,866	$173,741	$520,196	$519,576
Amortization of land use rights	12,448	11,790	36,856	35,176
Amortization of mining rights	150,412	125,690	410,969	320,926

	$339,726	$311,221	$968,021	$875,678

At September 30, 2011 and December 31, 2010, the Company holds mining rights to two limestone mines and two bauxite mines from which they are allowed to produce:

•	300,000 tons of limestone, from which the calcium needed for production of its products is derived
•	350,000 tons of bauxite, from which the aluminum for production of its products is derived.

During the three months and nine months ended September 30, 2011 and 2010, the Company had production from its limestone and bauxite mines as follows (in tons):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010

Limestone	27,461	22,181	76,428	61,221
Bauxite	66,389	56,136	183,788	147,592